Condensed Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Receipts from customers	$ 28,033	$ 3,063
Payments to suppliers and employees (inclusive of goods and services tax)	(61,020)	(24,159)
Interest received	2,642	441
Income taxes refund/(paid)	1	(2)
Government grants and tax incentives and credits received	0	2
Net cash (outflows) in operating activities	(30,344)	(20,655)
Cash flows from investing activities
Payments for property, plant and equipment	(422)	(106)
(Payments for)/Receipt from investment in sublease	(125)	124
Payments for intellectual property	(60)	0
Receipt of security deposits	0	609
Net cash (outflows)/inflows in investing activities	(607)	627
Cash flows from financing activities
Proceeds from borrowings	71,039	0
Proceeds from issue of warrants	3,961	0
Repayment of borrowings	(69,338)	(2,608)
Payment of transaction costs from borrowings	(4,288)	(644)
Interest and other costs of finance paid	(7,099)	(2,720)
Proceeds from issues of shares and other equity securities	1,557	0
Payment of transaction costs from issues of shares and other equity securities	(128)	(24)
Proceeds from exercise of options	3,994	1,341
Proceeds from settlement of lease liabilities	314	0
Payments for lease liabilities	(1,140)	(971)
Proceeds from exercise of warrants	0	1,362
Net cash (outflows) by financing activities	(1,128)	(4,264)
Net (decrease) in cash and cash equivalents	(32,079)	(24,292)
Cash and cash equivalents at beginning of period	161,551	62,960
Foreign exchange gains/(losses) on the translation of foreign bank accounts	503	(639)
Cash and cash equivalents at end of period	$ 129,975	$ 38,029